Additional Balance Sheet Information	3 Months Ended
Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Balance Sheet Information

Note 4 - Additional Balance Sheet Information

Equipment, net

Equipment, net is presented net of accumulated depreciation in the amount of $110,761 and $83,194 as of March 31, 2023 and December 31, 2022, respectively.

Intangible assets, net

Intangible assets, net as of March 31, 2023 and December 31, 2022 consisted of the following:

	Weighted-average
	amortization period	Cost, Net of	Accumulated
	(years)	Impairment	Amortization	Net
Balance, March 31, 2023
Customer relationships–	5 - 10	$2,643,000	$386,312	$2,256,688
Acquired technology–	3 - 5	1,435,832	1,225,667	210,165
Tradenames	6	640,000	30,072	609,928
Internally developed software	5	774,791	316,282	458,509
Software in development	N/A	247,914	-	247,914
		$5,741,537	$1,958,333	$3,783,204

Balance, December 31, 2022
Customer relationships	5 – 10	$2,643,000	$280,636	$2,362,364
Acquired technology–	3 - 5	1,437,050	1,201,739	235,311
Tradenames	6	640,000	3,405	636,595
Internally developed software	5	749,147	288,530	460,617
Software in development	N/A	33,046	-	33,046
		$5,502,243	$1,774,310	$3,727,933

Amortization expense on intangible assets was $184,024 and $298,444 for the three months ended March 31, 2023 and 2022, respectively.

Goodwill

Goodwill as of March 31, 2023 and December 31, 2022 consisted of the following:

	Sports Gaming Client Services	Sports Hub Gaming	Affiliate Marketing Services - International	Total
Balance as of December 31, 2022	$381,000	$4,919,928	$1,615,167	$6,916,095
Goodwill	-	-	-	-
Less: Impairment charges	-	-	-	-
Balance as of March 31, 2023	$381,000	$4,919,928	$1,615,167	$6,916,095

Cumulative goodwill impairment charges	$-	$-	$-	$-